Income Taxes (Schedule Of Percentage Of Pretax Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax (benefit) expense, Valuation allowances		$ 647.0
Total Effective Tax - Continuing Operations, Income tax expense (benefit)	$ (10.2)	$ (560.0)	$ 37.8	$ 44.0	$ (28.3)	$ (401.2)	$ 18.1	$ 13.5	$ (488.4)	$ (397.9)	$ 83.9
Total provision (benefit) for income taxes									$ (495.1)	$ (394.5)	$ 92.5
Total Effective Tax Rate									(88.20%)	(53.50%)	11.90%
Continuing Operations [Member]
Pretax Income (loss), Federal income tax rate									$ 578.5	$ 680.8	$ 734.2
Income tax (benefit) expense, Federal income tax rate									202.4	238.3	256.9
Income tax (benefit) expense, State and local income taxes, net of federal income tax benefit									(8.7)	9.0	6.2
Income tax (benefit) expense, Lower tax rates applicable to non-U.S. earnings									(88.7)	(99.7)	(97.1)
Income tax (benefit) expense, International income subject to U.S. tax									50.2	46.0	55.7
Income tax (benefit) expense, Unrecognized tax expense (benefit)									4.5	(269.2)	0.3
Income tax (benefit) expense, Deferred income taxes on international unremitted earnings									30.2	(7.8)	(24.7)
Income tax (benefit) expense, Valuation allowances									(693.8)	(313.3)	(100.6)
Income tax (benefit) expense, International tax settlements									(3.5)	(1.1)	(11.2)
Income tax (benefit) expense, Other									19.0	(0.1)	(1.6)
Total Effective Tax - Continuing Operations, Income tax expense (benefit)									$ (488.4)	$ (397.9)	$ 83.9
Percent of pretax income, Federal income tax rate									35.00%	35.00%	35.00%
Percent of pretax income, State and local income taxes, net of federal income tax benefit									(1.50%)	1.30%	0.80%
Percent of pretax income, Lower tax rates applicable to non-US earnings									(15.30%)	(14.60%)	(13.20%)
Percent of pretax income, International income subject to US tax									8.70%	6.80%	7.60%
Percent of pretax income, Unrecognized tax expense (benefit)									0.80%	(39.50%)
Percent of pretax income, Deferred income taxes on international unremitted earnings									5.20%	(1.20%)	(3.40%)
Valuation allowances									(120.00%)	(46.00%)	(13.70%)
International tax settlements									(0.60%)	(0.20%)	(1.50%)
Other									3.20%		(0.20%)
Effective Tax Rate - Continuing Operations, Percent of pretax income									(84.50%)	(58.40%)	11.40%
Discontinued Operations [Member]
Pretax Income (loss), Federal income tax rate									$ (17.1)	$ 55.9	$ 39.9
Income tax (benefit) expense, Federal income tax rate									(6.0)	19.6	14.0
Income tax (benefit) expense, State and local income taxes, net of federal income tax benefit									(0.7)	(0.1)	0.7
Income tax (benefit) expense, Lower tax rates applicable to non-U.S. earnings										1.5	15.3
Income tax (benefit) expense, International income subject to U.S. tax										(2.7)	(17.9)
Income tax (benefit) expense, Valuation allowances										(14.9)	(3.5)
Total Effective Tax Rate - Discontinued Operations, Income tax expense (benefit)									$ (6.7)	$ 3.4	$ 8.6
Percent of pretax income, Federal income tax rate									35.00%	35.00%	35.00%
Percent of pretax income, State and local income taxes, net of federal income tax benefit									3.70%	(0.10%)	1.70%
Percent of pretax income, Lower tax rates applicable to non-US earnings										2.70%	38.50%
Percent of pretax income, International income subject to US tax										(4.70%)	(44.90%)
Valuation allowances										(26.70%)	(8.80%)
Total Effective Tax Rate - Discontinued Operations, Percent of pretax income									38.70%	6.20%	21.50%
CIT Group Inc. [Member]
Total Effective Tax - Continuing Operations, Income tax expense (benefit)									$ (827.2)	$ (769.6)	$ (367.9)